Loss Per Share	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Loss Per Share

Note 15 — Loss Per Share

Basic loss per share is computed by dividing the loss for the period applicable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

For the years ended December 31, 2022, 2021 and 2020, all outstanding share options and warrants have been excluded from the calculation of the diluted net loss per share as all such securities are anti-dilutive for all years presented.

The loss and the weighted average number of shares used in computing basic and diluted net loss per share is as follows (U.S. dollars in thousands, except share and per share data):

	For the year ended December 31,
	2022	2021	2020
Numerator:
Net loss applicable to shareholders of ordinary shares (in Thousands)	(12,340)	(4,041)	(2,828)

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	11,504,521	6,243,411	5,519,061
Net loss per share of ordinary share, basic and diluted	(1.07)	(0.65)	(0.51)

The calculation of basic loss per share was based on the loss attributable to the Company’s ordinary shareholders divided by a weighted average number of ordinary shares outstanding, calculated as follows:

	For the year ended December 31,
	2022	2021	2020
Balance as at January 1	10,943,534	5,582,922	5,164,878
Effect of share options and warrants exercised	517,793	522,887	-
Effect of SAFE conversion	-	16,723
Effect of shares issued during the year	43,194	120,879	354,183
Weighted average number of ordinary shares used to calculate basic loss per share as at December 31	11,504,521	6,243,411	5,519,061